ANNUAL REPORT

October 31, 2002                        INTERNATIONAL EQUITY FUND
                                        ING International Growth Fund




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                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


      President's Letter .........................................     1
      Portfolio Managers' Report: ................................     2
      Index Descriptions .........................................     4
      Report of Independent Accountants ..........................     5
      Statement of Assets and Liabilities ........................     6
      Statement of Operations ....................................     8
      Statements of Changes in Net Assets ........................     9
      Financial Highlights .......................................    10
      Notes to Financial Statements ..............................    12
      Portfolio of Investments ...................................    19
      Director and Officer Information ...........................    22

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the October 31, 2002, Annual Report for the ING International Growth Fund.

The year ended October 31, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets. Internationally, the news was the same, as share prices in developed markets were hurt during the period by a slowing global economy.

Amid the difficulties of the past twelve months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.


Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
November 15, 2002

ING INTERNATIONAL GROWTH FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Team of equity investment specialists, Aeltus Investment Management, Inc.

GOAL: The ING International Growth Fund (the "Fund") seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

MARKET OVERVIEW: Global economies and equity markets underwent a number of distinct phases during the period under review (November 2001 - October 2002). For the last two months of 2001, major economy central banks continued easing monetary policy in a synchronized fashion, bringing short-term interest rates to multi-decade lows. By the end of 2001, monetary authorities in the U.S. and Europe completed their easing cycle for the period, as consumer and industrial sentiment gains started to translate into spending and production increases. The Bank of Japan, with near zero interest rates, continued to ease on several occasions throughout the period, by adding large amounts of liquidity into the financial system to help offset the banking system's non-performing loan problems.

In early 2002, economic recovery was not globally uniform. The U.S. economy recovered first since it received the most monetary and fiscal stimulus. Early gains in the war on terrorism, lower oil prices, and an unseasonably mild winter helped consumer psychology and spending. Low interest rates stimulated home mortgage refinancing and sales activity in the U.S. and U.K. Manufacturing in both countries remained burdened with excess inventory and capacity. The Eurozone's recovery lagged due to structural fiscal and monetary policy constraints. German manufacturing recovered early in the period due to exports, but as the U.S. economy loss momentum later in the period, so did European export sales. Throughout most of the period, the Japanese economy remained mired in an economic slowdown. Premier export companies were one of the few bright spots in Japan as they were not reliant on the domestic economy. By the period end, export sales began to slow as they did in Europe.

Early in 2002, accounting contagion overshadowed the economic recovery theme. The Enron bankruptcy in the U.S. caused a rapid re-evaluation in all markets, negatively affecting companies with high debt levels or complex business models. Many firms experienced rapid stock price declines whether warranted by their accounting practices or suffering from guilt by association with similar firms in their sector. This phase was followed by earnings disappointments in a number of high profile firms, in addition to a slowing in the rate of global economic recovery. Investor psychology was also hampered by periodic bouts of heightened political risk in the Middle East, the Indian sub-continent, and finally by the threat of U.S. intervention in Iraq.

From April through July, the U.S. dollar declined from 8% to 14% against major currencies, increasing the dollar value of the benchmark index. From August to the end of the period, the dollar remained relatively range-bound, neutral for benchmark valuation. The accumulation of all the negative economic, financial and political events listed above caused most markets to hit a major bottom in early October, recovering somewhat by the end of October, with expectations of additional monetary or fiscal stimulus in the U.S. and Europe. The Bank of Japan did ease monetary policy at the end of October, while the government promised an anti-deflationary policy to offset the restrictive effects of tighter bank accounting rules.

PERFORMANCE: For the one year period ended October 31, 2002, the Fund's Class I shares provided a total return of -25.41%, underperforming its benchmark, the MSCI EAFE Index, which returned -12.93% over the same period.

PORTFOLIO SPECIFICS: The performance for the period was divided in three separate and distinct phases. Early in the period, the Fund's growth strategy and orientation worked very well with the strong recovery from the global slowdown. Performance was nearly double the benchmark for that period. Most of the underperformance for the year was concentrated in the next several months, due to stock selection, when primarily four stocks declined in value very rapidly, with the Fund unable to make up the losses without taking excessive risk. In the latter part of the period under review, the Fund took a more defensive stance to reduce volatility and weather record declines in growth stocks. The Fund slightly outperformed a rising benchmark in the month of October.

The underperformance was largely attributable to the exposure to four securities. Two of the major under-performing stocks were in the consumer goods sector: Fast Retailing Co. Ltd. (Japan -- retail apparel) and Vivendi Universal SA (France -- multi-media and environmental). Fast Retailing was a popular retail clothing outlet, which issued profit warnings as fashion changes and a slowing Japanese economy hit margins. Vivendi's stock declined rapidly when senior management was accused of mismanaging the conglomerate's short-term liquidity/debt reduction process. In the healthcare sector, Shire Pharmaceuticals Group PLC (U.K. -- drugs), also lost value quickly, despite positive quarterly earnings, when management announced 2002 expenses would increase due to the introduction of new products and faster than expected generic product competition. Lastly, underperformance in the telecommunication sector was due to Telewest Communications PLC (U.K. -- cable TV). Telewest was a strong performer in the fourth quarter of 2001, and ranked highly compared to other European cable providers. Its price fell quickly when competitor firms applied for debt renegotiation, and the entire cable industry suffered due to the high level of debt carried.

For the year, the Fund outperformed in the banking sector by remaining underweight, and in the basic materials and commercial services sectors through stock selection. The stock selection gains were spread throughout the two sectors, but did not generate enough gains to offset the specific stock losses mentioned above.

MARKET OUTLOOK: Due to the high level of market volatility and slow economic environment in Europe and Japan, the Fund remains slightly defensive. In Europe, commercial services and manufacturing are underweight, which is offset with a slight overweight position in under-priced technology and telecommunications firms to compensate for periodic market rallies. The Fund is also overweight energy as a hedge against continued Middle East turmoil and a potential Iraqi conflict. Investments in Japan remain in large capitalization multinational exporters, not reliant on the slow growth domestic economy. The Fund is underweight the Japanese banking sector because of its non-performing loan problem, but slightly over-weight the non-bank finance sector, which is better structured. To dampen volatility and increase diversification, the Fund has increased its holdings from 83 at the beginning of the year to 126. The Fund remains positive on the global economy and markets over the medium term, especially once geopolitical risk (Iraq) is resolved and additional monetary policy stimulus becomes available later this year and into early 2003.

Portfolio Managers' Report                         ING INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

                        10/31/92  10/31/93  10/31/94  10/31/95  10/31/96  10/31/97  10/31/98  10/31/99  10/31/00  10/31/01  10/31/02
                        --------  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
ING International
  Growth Fund Class I    $10,000   $12,477   $13,457   $13,477   $15,581   $19,636   $21,643   $27,725   $30,264   $19,530   $14,567
MSCI EAFE Index          $10,000   $13,788   $15,219   $15,209   $16,852   $17,681   $19,440   $23,983   $23,344   $17,584   $15,310

                                             AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2002
                            --------------------------------------------------------------------------------------------------------
                                                               SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                                  OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS O
                               1 YEAR     5 YEARS    10 YEARS      04/15/94          03/01/99          06/30/98         08/01/01
                               ------     -------    --------      --------          --------          --------         --------
Including Sales Charge:
  Class A(1)                  -29.70%      -7.17%        --          0.07%                --                --                --
  Class B(2)                  -29.74%         --         --            --             -13.62%               --                --
  Class C(3)                  -26.61%         --         --            --                 --            -11.86%               --
  Class I                     -25.41%      -5.80%      3.83%           --                 --                --                --
  Class O                     -25.14%         --         --            --                 --                --            -29.32%
Excluding Sales Charge:
  Class A                     -25.45%      -6.06%        --          0.77%                --                --                --
  Class B                     -26.04%         --         --            --             -13.07%               --                --
  Class C                     -25.87%         --         --            --                 --            -11.86%               --
  Class I                     -25.41%      -5.80%      3.83%           --                 --                --                --
  Class O                     -25.14%         --         --            --                 --                --            -29.32%
MSCI EAFE Index               -12.93%      -2.84%      4.35%         1.07%(4)          -7.89%            -6.52%(5)        -17.81%

Based upon a $10,000 initial investment, the graph and table above illustrate the total return of ING International Growth Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/94.

(5)  Since inception performance for the index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Sensitivity to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities.

                  See accompanying index description on page 4.

                                INDEX DESCRIPTION
--------------------------------------------------------------------------------

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

















                              Index is unmanaged.
                An investor cannot invest directly in an index.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of ING Series Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ING International Growth Fund, (one of the funds constituting ING Series Fund, Inc. hereafter referred to as the "Fund") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

For all periods ending prior to and including October 31, 2001, the statement of changes in net assets and financial highlights were audited by other auditors whose report dated December 7, 2001 expressed an unqualified opinion on those financial statements and financial highlights.


/s/ PRICEWATERHOUSECOOPERS LLP

Denver, Colorado
December 13, 2002

           STATEMENT OF ASSETS AND LIABILITIES as of October 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                              $  55,217,528
Short-term investments, at amortized cost                             4,532,000
Cash                                                                        486
Foreign currencies at value**                                         2,379,318
Receivables:
  Investment securities sold                                            651,750
  Fund shares sold                                                    1,484,437
  Dividends and interest                                                164,659
  Other                                                                  41,564
Prepaid expenses                                                          1,309
Reimbursement due from manager                                           19,048
                                                                  -------------
  Total assets                                                       64,492,099
                                                                  -------------
LIABILITIES:
Payable for investment securities purchased                             298,077
Payable for fund shares redeemed                                      7,528,411
Payable to affiliates                                                    55,355
Other accrued expenses and liabilities                                  186,294
                                                                  -------------
  Total liabilities                                                   8,068,137
                                                                  -------------
NET ASSETS                                                        $  56,423,962
                                                                  =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                                   $ 132,920,593
Undistributed net investment income                                          --
Accumulated net realized loss on investments
 and foreign currencies                                             (71,835,601)
Net unrealized depreciation of investments and
 foreign currencies                                                  (4,661,030)
                                                                  -------------
NET ASSETS                                                        $  56,423,962
                                                                  =============
* Cost of securities                                              $  59,900,414
** Cost of foreign currencies                                     $   2,363,239

                 See Acccompanying Notes to Financial Statements

--------------------------------------------------------------------------------



CLASS A:
Net assets                                                          $ 36,737,233
Shares authorized                                                    200,000,000
Par value                                                           $      0.001
Shares outstanding                                                     6,772,511
Net asset value and redemption price per share                      $       5.42
Maximum offering price per share (5.75%)(1)                         $       5.75

CLASS B:
Net assets                                                          $    829,364
Shares authorized                                                    200,000,000
Par value                                                           $      0.001
Shares outstanding                                                       155,288
Net asset value and redemption price per share(2)                   $       5.34
Maximum offering price per share                                    $       5.34

CLASS C:
Net assets                                                          $    904,835
Shares authorized                                                    200,000,000
Par value                                                           $      0.001
Shares outstanding                                                       169,667
Net asset value and redemption price per share(2)                   $       5.33
Maximum offering price per share                                    $       5.33

CLASS I:
Net assets                                                          $ 17,098,072
Shares authorized                                                    200,000,000
Par value                                                           $      0.001
Shares outstanding                                                     3,129,018
Net asset value and redemption price per share                      $       5.46
Maximum offering price per share                                    $       5.46

CLASS O:
Net assets                                                          $    854,458
Shares authorized                                                    200,000,000
Par value                                                           $      0.001
Shares outstanding                                                       156,892
Net asset value and redemption price per share                      $       5.45
Maximum offering price per share                                    $       5.45

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Acccompanying Notes to Financial Statements

           STATEMENT OF OPERATIONS for the Year Ended October 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME:
Dividends, net of foreign taxes*                                   $  1,018,829
Interest                                                                 61,295
                                                                   ------------
  Total investment income                                             1,080,124
                                                                   ------------
EXPENSES:
Investment advisory and management fees                                 648,178
Distribution and service fees:
  Class A                                                               122,113
  Class B                                                                10,345
  Class C                                                                16,325
  Class I                                                                    --
  Class O                                                                   920
Transfer agent fees:
  Class A                                                               101,501
  Class B                                                                 2,186
  Class C                                                                 3,327
  Class I                                                                52,160
  Class O                                                                   858
Administrative and service fees                                          69,305
Custody and fund accounting expense                                     179,204
Printing and postage expense                                             46,248
Registration fees                                                        52,685
Professional fees                                                        42,873
Director expense                                                          3,123
Miscellaneous expense                                                     7,287
                                                                   ------------
                                                                      1,358,638
Less:
  Net waived and reimbursed fees                                        171,492
                                                                   ------------
  Total expenses                                                      1,187,146
                                                                   ------------
Net investment loss                                                    (107,022)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on investments                                    (16,701,294)
Net realized loss on foreign currencies                                (111,894)
Net change in unrealized depreciation of investments and
 foreign currencies                                                     342,096
                                                                   ------------
  Net realized and unrealized loss on investments and
   foreign currencies                                               (16,471,092)
                                                                   ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(16,578,114)
                                                                   ============
* Foreign taxes                                                    $    142,156

                 See Acccompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR             YEAR
                                                                  ENDED            ENDED
                                                                OCTOBER 31,      OCTOBER 31,
                                                                   2002             2001
                                                               -------------    -------------
FROM OPERATIONS:
Net investment loss                                            $    (107,022)   $    (391,297)
Net realized loss on investments and foreign currencies          (16,813,188)     (49,673,659)
Net change in unrealized depreciation of investments and
 foreign currencies                                                  342,096        3,444,545
                                                               -------------    -------------
  Net decrease in net assets resulting from operations           (16,578,114)     (46,620,411)
                                                               -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net realized gain from investments:
  Class A                                                                 --      (12,178,163)
  Class B                                                                 --         (228,334)
  Class C                                                                 --       (1,178,517)
  Class I                                                                 --       (6,690,049)
                                                               -------------    -------------
Total distributions                                                       --      (20,275,063)
                                                               -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 377,455,871      309,596,608
Shares resulting from dividend reinvestments                              --       19,383,592
                                                               -------------    -------------
                                                                 377,455,871      328,980,200
Cost of shares redeemed                                         (388,267,322)    (317,975,261)
                                                               -------------    -------------
Net increase (decrease) in net assets resulting from capital
 share transactions                                              (10,811,451)      11,004,939
                                                               -------------    -------------
Net decrease in net assets                                       (27,389,565)     (55,890,535)
NET ASSETS:
Beginning of period                                               83,813,527      139,704,062
                                                               -------------    -------------
End of period                                                  $  56,423,962    $  83,813,527
                                                               =============    =============
Undistributed net investment income at end of period           $          --    $          --
                                                               =============    =============

                 See Acccompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         CLASS A
                                                                ----------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                                ----------------------------------------------------------
                                                                2002(5)       2001         2000         1999          1998
                                                                -------       ----         ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $        7.27        13.50        13.74        11.83         13.57
 Income (loss) from investment operations:
 Net investment loss                                    $       (0.01)       (0.04)       (0.06)       (0.02)*       (0.02)*
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                     $       (1.84)       (4.15)        1.39         3.08          1.05
 Total from investment operations                       $       (1.85)       (4.19)        1.33         3.06          1.03
 Less distributions from:
 Net investment income                                  $          --           --           --         0.55          0.31
 Net realized gains on investments                      $          --         2.04         1.57         0.60          2.46
 Total distributions                                    $          --         2.04         1.57         1.15          2.77
 Net asset value, end of period                         $        5.42         7.27        13.50        13.74         11.83
 TOTAL RETURN(2):                                       %      (25.45)      (35.60)        8.80        27.76          9.76

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $      36,737       52,392       83,245       35,098        15,078
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)            %        1.61         1.60         1.49         1.60          1.82
 Gross expenses prior to expense reimbursement          %        1.83         1.60         1.49         1.78          2.01
 Net investment loss after expense reimbursement(4)     %       (0.19)       (0.39)       (0.55)       (0.16)        (0.19)
 Portfolio turnover rate                                %         299          222          182          176           153


                                                                                    CLASS B
                                                                ------------------------------------------------
                                                                                                      MARCH 1,
                                                                     YEAR ENDED OCTOBER 31,          1999(1) TO
                                                                -------------------------------      OCTOBER 31,
                                                                2002(5)       2001         2000         1999
                                                                -------       ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $        7.22        13.42        13.69        11.70
 Income (loss) from investment operations:
 Net investment loss                                    $       (0.06)       (0.10)       (0.05)       (0.08)*
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                     $       (1.82)       (4.13)        1.29         2.07
 Total from investment operations                       $       (1.88)       (4.23)        1.24         1.99
 Less distributions from:
 Net realized gains on investments                      $          --         1.97         1.51           --
 Total distributions                                    $          --         1.97         1.51           --
 Net asset value, end of period                         $        5.34         7.22        13.42        13.69
 TOTAL RETURN(2):                                       %      (26.04)      (36.10)        8.15        17.01

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $         829        1,069        1,617          225
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)         %        2.36         2.35         2.24         2.35
 Gross expenses prior to expense reimbursement(3)       %        2.59         2.35         2.24         2.53
 Net investment loss after expense reimbursement(3)(4)  %       (0.91)       (1.14)       (1.30)       (0.91)
 Portfolio turnover rate                                %         299          222          182          176

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective March 1, 2002, ING Investments, LLC became the Investment Manager of the Fund, concurrently Aeltus Investment Management was appointed as sub-advisor.
* Per share data calculated using average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INTERNATIONAL GROWTH FUND (CONTINUED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           CLASS C
                                                  ----------------------------------------------------------
                                                                                                  JUNE 30,
                                                             YEAR ENDED OCTOBER 31,              1998(1) TO
                                                  ------------------------------------------     OCTOBER 31,
                                                  2002(5)       2001        2000        1999        1998
                                                  -------       ----        ----        ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      7.19       13.39       13.68       11.85       13.29
 Income (loss) from investment operations:
 Net investment loss                         $     (0.21)      (0.17)      (0.05)      (0.12)*     (0.03)*
 Net realized and unrealized gain (loss) on
 investments and foreign currencies          $     (1.65)      (4.06)       1.27        3.10       (1.41)
 Total from investment operations            $     (1.86)      (4.23)       1.22        2.98       (1.44)
 Less distributions from:
 Net investment income                       $        --          --          --        0.55          --
 Net realized gains on investments           $        --        1.97        1.51        0.60          --
 Total distributions                         $        --        1.97        1.51        1.15          --
 Net asset value, end of period              $      5.33        7.19       13.39       13.68       11.85
 TOTAL RETURN(2):                            %    (25.87)     (36.08)       7.91       27.01      (10.84)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $       905       2,557       8,187       1,359         156
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         %      2.36        2.35        2.24        2.35        2.36
 Gross expenses prior to expense
 reimbursement(3)                            %      2.57        2.35        2.24        2.53        2.55
 Net investment loss after
 expense reimbursement(3)(4)                 %     (1.03)      (1.14)      (1.30)      (0.91)      (0.73)
 Portfolio turnover rate                     %       299         222         182         176         153


                                                                           CLASS I                                  CLASS O
                                                   -----------------------------------------------------    ------------------------
                                                                                                               YEAR      AUGUST 1,
                                                                    YEAR ENDED OCTOBER 31,                    ENDED      2001(1) TO
                                                   -----------------------------------------------------    OCTOBER 31,  OCTOBER 31,
                                                   2002(5)      2001        2000        1999        1998      2002(5)       2001
                                                   -------      ----        ----        ----        ----      -------       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      7.32       13.57       13.78       11.87       13.65        7.28        8.41
 Income (loss) from investment operations:
 Net investment gain (loss)                  $      0.00*+     (0.01)      (0.09)       0.01*       0.02*       0.01*      (0.01)
 Net realized and unrealized gain (loss)
 on investments and foreign currencies       $     (1.86)*     (4.17)       1.47        3.09        1.06       (1.84)*     (1.12)
 Total from investment operations            $     (1.86)      (4.18)       1.38        3.10        1.08       (1.83)      (1.13)
 Less distributions from:
 Net investment income                       $        --          --          --        0.59        0.40          --          --
 Net realized gains on investments           $        --        2.07        1.59        0.60        2.46          --          --
 Total distributions                         $        --        2.07        1.59        1.19        2.86          --          --
 Net asset value, end of period              $      5.46        7.32       13.57       13.78       11.87        5.45        7.28
 TOTAL RETURN(2):                            %    (25.41)     (35.47)       9.16       28.10       10.22      (25.14)     (13.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $    17,098      27,777      46,655      42,605      34,556         854          18
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         %      1.36        1.35        1.24        1.35        1.48        1.61        1.60
 Gross expenses prior to expense
 reimbursement(3)                            %      1.58        1.35        1.24        1.53        1.67        1.98        1.60
 Net investment income (loss) after
 expense reimbursement(3)(4)                 %      0.04       (0.14)      (0.30)       0.09        0.15        0.17       (0.39)
 Portfolio turnover rate                     %       299         222         182         176         153         299         222

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective March 1, 2002, ING Investments, LLC became the Investment Manager of the Fund and Aeltus Investment Management was appointed as sub-advisor.
* Per share data calculated using average number of shares outstanding throughout the period.
+    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of October 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate investment series, which comprise the company. One Series, ING International Growth Fund ("Fund") is included in this report.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Distributions from realized gains are allocated to each class pro rata based on the total shares outstanding on the ex-date. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On January 1, 2002, the Fund changed its principal underwriter from Aeltus Capital, Inc. ("ACI") to ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.). On March 1, 2002, ING Investments, LLC ("ING Investments") replaced Aeltus Investment Management, Inc. ("Aeltus"), as the investment adviser to the Fund. ING Investments has engaged Aeltus to serve as the subadviser to the Fund effective March 1, 2002. ING Funds Distributor, LLC, ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. ("ING") ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

--------------------------------------------------------------------------------

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.
     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

E. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on ex-date. The Fund pays dividends and capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Fund, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Fund intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. The Fund has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Fund will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTION. The Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund is required to hold liquid assets as collateral with the Fund's custodian sufficient to cover the purchase price.

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

For the year ended October 31, 2002, the cost of purchases and sales of securities, excluding short-term securities, were as follows:

                    PURCHASES                     SALES
                    ---------                     -----
                  $216,455,716                $227,398,573

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager", the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreement compensates the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.850% for the first $250 million; 0.800% on next $250 million; 0.775% on next $250 million; 0.750% on next $1.25 billion and 0.700% in excess of $2 billion.

The Manager entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or the Manager may determine, Aeltus manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

Prior to May 1, 2002, Aeltus served as Administrator to the Fund and received an administrative service fee at an annual rate of 0.10% of the Fund's average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments, LLC has entered into a Service Agreement with ING Life Insurance and Annuity Company (ILIAC), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Fund that purchased their shares through ILIAC. In exchange for these services, ING Investments, LLC pays ILIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For the period from November 1, 2001 through October 31, 2002, ING Investments, LLC paid ILIAC $105,767.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

CLASS A        CLASS B        CLASS C        CLASS I        CLASS O
-------        -------        -------        -------        -------
 0.25%          1.00%          1.00%           N/A           0.25%

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Fund's class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the period ended October 31, 2002, the Distributor earned the following amounts in sales charges:

                           CLASS A     CLASS B     CLASS C
                            SHARES      SHARES      SHARES
                           -------     -------     -------
Initial sales charges       $3,148         N/A         N/A
Contingent deferred
  sales charges             $4,915      $    0     $   530

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At October 31, 2002, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4, 5 and 7):

                                                 ACCRUED
         ACCRUED                               SHAREHOLDER
       INVESTMENT            ACCRUED           SERVICES AND
       MANAGEMENT        ADMINISTRATIVE        DISTRIBUTION
          FEES                FEES                 FEES             TOTAL
       ----------        --------------        ------------      ----------
        $ 41,856            $  3,939             $  9,560         $ 55,355

At October 31, 2002, one shareholder held 13.6% of the shares outstanding of International Growth. Investment activities of this shareholder could have a material impact on the Fund.

The Fund has adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- EXPENSE LIMITATIONS

Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreement with the Fund whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

CLASS A        CLASS B        CLASS C        CLASS I        CLASS O
-------        -------        -------        -------        -------
 1.60%          2.35%          2.35%          1.35%          1.60%

The Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations of the Fund.

As of October 31, 2002, the cumulative amount of reimbursed fees that are subject to possible recoupment by the Manager is $118,529.

NOTE 8 -- LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to:(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At October 31, 2002, the Fund did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                  CLASS A SHARES                    CLASS B SHARES
                                          ------------------------------    ------------------------------
                                              YEAR             YEAR             YEAR             YEAR
                                             ENDED            ENDED            ENDED            ENDED
                                           OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                              2002             2001             2002             2001
                                          -------------    -------------    -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                  37,922,722       17,963,861           65,058           44,605
Shares issued as reinvestment of
 dividends                                           --        1,102,769               --           21,261
Shares redeemed                             (38,355,721)     (18,025,517)         (57,920)         (38,173)
                                          -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                                   (432,999)       1,041,113            7,138           27,693
                                          =============    =============    =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                               $ 249,063,491    $ 174,356,680    $     393,256    $     421,693
Shares issued as reinvestment of
 dividends                                           --       11,872,508               --          223,457
Shares redeemed                            (255,172,604)    (176,392,063)        (335,536)        (372,937)
                                          -------------    -------------    -------------    -------------
Net increase (decrease)                   $  (6,109,113)   $   9,837,125    $      57,720    $     272,213
                                          =============    =============    =============    =============

                                                  CLASS C SHARES                    CLASS I SHARES
                                          ------------------------------    ------------------------------
                                              YEAR             YEAR             YEAR             YEAR
                                             ENDED            ENDED            ENDED            ENDED
                                           OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                              2002             2001             2002             2001
                                          -------------    -------------    -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                     349,414          691,552       18,328,824       13,832,940
Shares issued as reinvestment of
 dividends                                           --           61,091               --          628,485
Shares redeemed                                (535,304)      (1,008,687)     (18,993,395)     (14,106,481)
                                          -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                                   (185,890)        (256,044)        (664,571)         354,944
                                          =============    =============    =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                               $   2,485,090    $   7,013,724    $ 123,994,874    $ 127,785,284
Shares issued as reinvestment of
 dividends                                           --          650,817               --        6,636,810
Shares redeemed                              (3,829,894)      (9,745,545)    (128,416,797)    (131,464,716)
                                          -------------    -------------    -------------    -------------
Net increase (decrease)                   $  (1,344,804)   $  (2,081,004)   $  (4,421,923)   $   2,957,378
                                          =============    =============    =============    =============

                                                   CLASS O SHARES
                                          ------------------------------
                                              YEAR           AUGUST 1,
                                             ENDED          2001(1) TO
                                           OCTOBER 31,      OCTOBER 31,
                                              2002             2001
                                          -------------    -------------
ING INTERNATIONAL GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                     246,301            2,533
Shares redeemed                                 (91,942)              --
                                          -------------    -------------
Net increase in shares outstanding              154,359            2,533
                                          =============    =============
ING INTERNATIONAL GROWTH FUND ($)
Shares sold                               $   1,519,160    $      19,227
Shares redeemed                                (512,491)              --
                                          -------------    -------------
Net increase                              $   1,006,669    $      19,227
                                          =============    =============

----------
(1)  Commencement of offering of shares.

--------------------------------------------------------------------------------

NOTE 10 -- FEDERAL INCOME TAXES

During the fiscal year ended October 31, 2002, the foreign taxes paid or withheld were $142,156 in total on $1,059,798 of foreign source income for the Fund.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. There were no dividends or distributions to shareholders during the year ended October 31, 2002.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs, wash sales and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts have been increased (decreased) through reclassification as of October 31, 2002:

                                      ACCUMULATED NET
PAID-IN     UNDISTRIBUTED NET     REALIZED GAINS (LOSSES)
CAPITAL     INVESTMENT INCOME         ON INVESTMENTS
-------     -----------------     -----------------------
$ 3,040          $107,022               $(110,062)

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at October 31, 2002:

  AMOUNT                 EXPIRATION DATES
-----------              ----------------
$68,282,885                  2008-2009

As of October 31, 2002, there were no distribution requirements of the Fund.

NOTE 11 -- CHANGE IN FUND'S AUDITIORS

KPMG LLP ("KPMG") previously served as independent auditors for the Fund. On April 3, 2002 the Fund's Board of Directors dismissed KPMG and selected PricewaterhouseCoopers, LLP ("PwC") as independent auditors for the Fund for fiscal year ended October 31, 2002 upon the recommendation of the Fund's Audit Committee. The Board of Director's selection of PwC did not result from any disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement.

The audit reports of KPMG on the financial statements of the Fund as of and for the years ended October 31, 2001 and 2000 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

NOTE 12 -- SUBSEQUENT EVENTS

DIVIDENDS. Subsequent to October 31, 2002 the following Funds declared dividends of:

                                PER SHARE
                         TYPE     AMOUNT     PAYABLE DATE         RECORD DATE
                         ----     ------     ------------         -----------
INTERNATIONAL GROWTH
Class A                  NII     $0.0051   November 20, 2002   November 15, 2002
Class I                  NII     $0.0199   November 20, 2002   November 15, 2002
Class O                  NII     $0.0147   November 20, 2002   November 15, 2002

----------
NII -- Net investment income

ING
International
Growth
Fund             PORTFOLIO OF INVESTMENTS as of October 31, 2002
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCK: 97.86%
                  AUSTRALIA: 4.57%
     80,600       Amcor Ltd.                                        $    363,647
     51,600       Australia & New Zealand
                  Banking Group Ltd.                                    539,205
    113,100       BHP Billiton Ltd.                                     608,191
    490,000       Goodman Fielder Ltd.                                  399,730
     35,100       National Australia Bank Ltd.                          669,484
                                                                    -----------
                  TOTAL AUSTRALIA                                     2,580,257
                                                                    -----------
                  BELGIUM: 2.51%
     35,000       Dexia                                                 336,344
     37,400       Fortis                                                682,616
     17,600       Interbrew                                             395,455
                                                                    -----------
                  TOTAL BELGIUM                                       1,414,415
                                                                    -----------
                  FINLAND: 2.06%
     59,600       Nokia OYJ ADR                                         990,552
     16,700       Stora Enso OYJ                                        173,184
                                                                    -----------
                  TOTAL FINLAND                                       1,163,736
                                                                    -----------
                  FRANCE: 7.22%
     11,800       Aventis SA                                            704,501
      7,600       BNP Paribas                                           302,197
     13,200       Carrefour SA                                          611,174
      2,500       Groupe Danone                                         323,455
      4,400       Schneider Electric SA                                 203,377
      4,600       Societe Generale                                      232,384
     12,700       Suez SA                                               222,641
     10,722       Total Fina Elf SA                                   1,473,011
                                                                    -----------
                  TOTAL FRANCE                                        4,072,740
                                                                    -----------
                  GERMANY: 7.86%
      2,100       Allianz AG                                            220,017
      6,700       BASF AG                                               247,750
     10,800       Bayerische Motoren Werke AG                           384,532
      6,700       Deutsche Bank AG                                      291,821
     44,500       Deutsche Telekom AG                                   506,748
     20,900       E.ON AG                                               935,077
     22,100       Infineon Technologies AG                              214,997
     15,000       Metro AG                                              350,517
      2,200       Muenchener Rueckversicherungs AG                      280,425
      4,600       SAP AG                                                353,460
      3,400       Schering AG                                           154,066
     10,500       Siemens AG                                            495,598
                                                                    -----------
                  TOTAL GERMANY                                       4,435,008
                                                                    -----------
                  HONG KONG: 2.23%
     63,000       Cheung Kong Holdings Ltd.                             418,016
     66,000       Hutchison Whampoa Ltd.                                406,188
    440,000       Li & Fung Ltd.                                        434,395
                                                                    -----------
                  TOTAL HONG KONG                                     1,258,599
                                                                    -----------
                  IRELAND: 0.85%
     24,700       Bank of Ireland                                       273,224
     16,500       CRH PLC                                               208,918
                                                                    -----------
                  TOTAL IRELAND                                         482,142
                                                                    -----------
                  ITALY: 4.00%
     22,700       Assicurazioni Generali S.p.A.                         403,554
     39,400       Enel S.p.A.                                           193,011
     24,100       ENI-Ente Nazionale
                  Idrocarburi S.p.A.                                    333,709
     99,900       Telecom Italia S.p.A.                                 791,303
    141,900       UniCredito Italiano S.p.A.                            532,561
                                                                    -----------
                  TOTAL ITALY                                         2,254,138
                                                                    -----------
                  JAPAN: 20.78%
     17,000       Ajinomoto Co., Inc.                                   174,121
     12,000       Bridgestone Corp.                                     149,309
     11,750       Canon, Inc.                                           432,756
     25,000       Dai Nippon Printing Co. Ltd.                          255,042
         73       East Japan Railway Co.                                331,913
     13,000       Fuji Photo Film Co. Ltd.                              358,036
     25,000       Fujitsu Ltd.                                           80,872
     10,400       Hitachi Information Systems Ltd.                      236,431
     51,000       Hitachi Ltd.                                          199,055
      8,200       Honda Motor Co. Ltd.                                  293,322
     16,000       Ito-Yokado Co. Ltd.                                   498,024
      1,700       Jafco Co. Ltd.                                         71,338
     78,000       Kajima Corp.                                          224,991
     13,000       Kao Corp.                                             296,598
        900       Keyence Corp.                                         148,723
      3,100       Kyocera Corp.                                         182,375
     39,000       Matsushita Electric Industrial Co. Ltd.               408,034
         40   @   Millea Holdings, Inc.                                 298,228
     69,000       Mitsubishi Heavy Industries Ltd.                      146,180
         59       Mitsubishi Tokyo Financial Group, Inc.                384,119
     42,000       Mitsui & Co. Ltd.                                     198,150
      2,000       Nintendo Co. Ltd.                                     192,300
    226,000       Nippon Steel Corp.                                    257,812
         95       Nippon Telegraph & Telephone Corp.                    347,566
     37,000       Nissan Motor Co. Ltd.                                 283,699
     29,000       Nomura Holdings, Inc.                                 333,184
        166       NTT DoCoMo, Inc.                                      305,692
        400       Obic Co. Ltd.                                          61,894
      2,500       ORIX Corp.                                            141,169
      2,600       Rohm Co. Ltd.                                         326,893
      4,000       Secom Co. Ltd.                                        141,129
     17,000       Sharp Corp.                                           142,677
     11,600       Shin-Etsu Chemical Co. Ltd.                           357,287
      7,600       Sony Corp.                                            326,356
     53,000       Sumitomo Mitsui Banking Corp.                         218,953
     16,400       Takeda Chemical Industries Ltd.                       680,187
      2,720       Takefuji Corp.                                        113,920
     28,000       Tanabe Seiyaku Co. Ltd.                               237,278
      3,300       TDK Corp.                                             129,338
     18,600       Tohoku Electric Power                                 247,040
      3,800       Tokyo Electron Ltd.                                   152,960
    114,000       Tokyo Gas Co. Ltd.                                    332,548
     25,000       Tostem Inax Holding Corp.                             336,117
     28,400       Toyota Motor Corp.                                    689,607
                                                                    -----------
                  TOTAL JAPAN                                        11,723,223
                                                                    -----------

                 See Accompanying Notes to Financial Statements

ING
International
Growth
Fund       PORTFOLIO OF INVESTMENTS as of October 31, 2002 (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
                  NETHERLANDS: 8.46%
      9,500       Akzo Nobel NV                                     $   283,357
     21,200   @   ASML Holding NV                                       185,303
     21,900       Koninklijke Philips
                  Electronics NV                                        391,495
     10,846       Numico NV ADR                                         172,464
     47,000       Royal Dutch Petroleum Co.                           2,027,606
     83,900       Royal KPN NV                                          530,329
     12,900       TPG NV                                                208,438
     15,200       Unilever NV ADR                                       972,045
                                                                    -----------
                  TOTAL NETHERLANDS                                   4,771,037
                                                                    -----------
                  SINGAPORE: 0.47%
     38,000       DBS Group Holdings Ltd.                               266,667
                                                                    -----------
                  TOTAL SINGAPORE                                       266,667
                                                                    -----------
                  SPAIN: 3.33%
     71,300       Banco Bilbao Vizcaya
                  Argentaria SA                                         677,435
     12,200       Banco Popular Espanol                                 521,013
     19,400       Iberdrola SA                                          229,925
     47,500   @   Telefonica SA                                         449,430
                                                                    -----------
                  TOTAL SPAIN                                         1,877,803
                                                                    -----------
                  SWEDEN: 0.41%
    289,200       Telefonaktiebolaget LM
                  Ericsson                                              232,921
                                                                    -----------
                  TOTAL SWEDEN                                          232,921
                                                                    -----------
                  SWITZERLAND: 10.24%
     17,300       Compagnie Financiere Richemont AG                     298,034
     22,900       Credit Suisse Group                                   436,279
      5,420       Nestle SA                                           1,158,918
     39,600       Novartis AG                                         1,506,202
      8,800       Roche Holding AG                                      621,267
      8,300       STMicroelectronics NV                                 164,360
      4,450       Swiss Reinsurance                                     308,151
     14,950       UBS AG                                                710,534
      6,132       Zurich Financial Services AG                          575,833
                                                                    -----------
                  TOTAL SWITZERLAND                                   5,779,578
                                                                    -----------
                  UNITED KINGDOM: 22.87%
     16,800       AstraZeneca PLC                                       626,383
     54,000       Aviva PLC                                             413,649
     86,308       Barclays PLC                                          596,370
    118,300       BG Group PLC                                          471,593
     62,600       BHP Billiton PLC                                      305,331
    254,320       BP PLC                                              1,630,072
     27,400       British American Tobacco PLC                          280,137
     56,100       Compass Group PLC                                     248,414
     43,400       Diageo PLC                                            488,839
     40,100       GlaxoSmithKline PLC ADR                             1,511,369
     89,700       HSBC Holdings PLC                                     998,423
     66,901       Lloyds TSB Group PLC                                  575,225
    110,962       National Grid Transco PLC                             789,274
     44,400       Pearson PLC                                           473,380
     41,400       Reed Elsevier PLC                                     365,348
     36,373       Royal Bank of Scotland Group PLC                      855,203
     90,200       Tesco PLC                                             279,552
  1,081,465       Vodafone Group PLC                                  1,737,147
     38,300       WPP Group PLC                                         259,555
                                                                    -----------
                  TOTAL UNITED KINGDOM                               12,905,264
                                                                    -----------
                  Total Common Stock
                    (Cost $59,900,414)                               55,217,528
                                                                    -----------
Principal
 Amount
---------
SHORT-TERM INVESTMENTS: 8.03%
$ 2,266,000       Concophillips, 2.030% due 11/01/02                  2,266,000
  2,266,000       CVS Corp., 1.860% due 11/01/02                      2,266,000
                                                                    -----------
                                                                      4,532,000
                                                                    -----------
                  Total Short-Term Investments
                    (Cost $4,532,000)                                 4,532,000
                                                                    -----------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 64,432,414)*                  105.89%   $59,749,528
                  OTHER ASSETS AND LIABILITIES-NET         -5.89%    (3,325,566)
                                                         -------    -----------
                  NET ASSETS                              100.00%   $56,423,962
                                                         =======    ===========

@    Non-income producing security
ADR  American Depository Receipt
* Cost for federal income tax purposes is $67,706,855. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                     $ 1,001,697
                  Gross Unrealized Depreciation                      (8,959,024)
                                                                    -----------
                  Net Unrealized Depreciation                       $(7,957,327)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
International
Growth
Fund       PORTFOLIO OF INVESTMENTS as of October 31, 2002 (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                            Net Assets
--------                                                            ----------
Advertising                                                             0.45%
Agriculture                                                             0.50%
Auto Manufacturers                                                      2.93%
Auto Parts & Equipment                                                  0.26%
Banks                                                                  17.90%
Beverages                                                               1.57%
Building Materials                                                      0.97%
Chemicals                                                               1.57%
Commercial Services                                                     0.45%
Computers                                                               0.90%
Cosmetics/Personal Care                                                 0.53%
Distribution/Wholesale                                                  1.12%
Diversified Financial Services                                          1.04%
Electric                                                                4.24%
Electrical Components & Equipment                                       0.61%
Electronics                                                             1.53%
Engineering & Construction                                              0.40%
Food                                                                    7.87%
Food Service                                                            0.44%
Forest Products & Paper                                                 0.31%
Gas                                                                     0.59%
Hand/Machine Tools                                                      0.36%
Holding Companies-Diversified                                           0.72%
Home Furnishings                                                        1.30%
Insurance                                                               4.43%
Iron/Steel                                                              0.46%
Media                                                                   1.49%
Mining                                                                  1.62%
Miscellaneous Manufacturing                                             1.77%
Office/Business Equipment                                               0.77%
Oil & Gas                                                              10.52%
Packaging & Containers                                                  0.64%
Pharmaceuticals                                                        10.71%
Real Estate                                                             0.74%
Retail                                                                  1.41%
Semiconductors                                                          1.85%
Software                                                                0.63%
Telecommunications                                                     10.44%
Toys/Games/Hobbies                                                      0.34%
Transportation                                                          0.96%
Venture Capital                                                         0.13%
Water                                                                   0.39%
Short-Term Investments                                                  8.03%
Other Assets and Liabilities, Net                                      -5.89%
                                                                     -------
NET ASSETS                                                            100.00%
                                                                     =======

                 See Accompanying Notes to Financial Statements

                 DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Funds is set forth below:

                                              TERM OF                                    NUMBER OF
                                             OFFICE AND            PRINCIPAL            PORFOLIOS IN         OTHER
                                POSITION(S)  LENGTH OF           OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS              HELD WITH       TIME              DURING THE            OVERSEEN BY         HELD BY
       AND AGE                     FUND       SERVED(1)         PAST FIVE YEARS           DIRECTOR          DIRECTOR
       -------                     ----       ---------         ---------------           --------          --------
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.          Director    June, 1998     Director, Business and           50               None
7337 E. Doubletree Ranch Road                to present     Economic Research
Scottsdale, Arizona 85258                                   Center (1999 to present)
Age 62                                                      and Professor of
                                                            Economics and Finance,
                                                            Middle Tennessee State
                                                            University (1991 to
                                                            present).

Maria T. Fighetti                Director    April, 1994    Associate Commissioner,          50               None
7337 E. Doubletree Ranch Road                to present     Contract Management --
Scottsdale, Arizona 85258                                   Health Services for New
Age 59                                                      York City Department of
                                                            Mental Health, Mental
                                                            Retardation and Alcohol
                                                            Services (1996 to
                                                            present).

David L. Grove                   Director    June, 1991     Private Investor and             50               None
7337 E. Doubletree Ranch Road                to present     Economic/Financial
Scottsdale, Arizona 85258                                   Consultant (December
Age 84                                                      1985 to present).

Sidney Koch                      Director    April, 1994    Financial Adviser and            50               None
7337 E. Doubletree Ranch Road                to present     Self-Employed (January
Scottsdale, Arizona 85258                                   1993 to present).
Age 67

Corine T. Norgaard               Director    June, 1991     Dean, Barney School of           50               None
7337 E. Doubletree Ranch Road                to present     Business, University of
Scottsdale, Arizona 85258                                   Hartford (August 1996 to
Age 65                                                      present).

Edward T. O'Dell                 Director    June, 2002     Formerly,                        50               None
7337 E. Doubletree Ranch Road                to present     Partner/Chairman of
Scottsdale, Arizona 85258                                   Financial Service Group,
Age 67                                                      Goodwin Proctor LLP
                                                            (January 1970 to
                                                            September 2000);
                                                            Chairman,
                                                            Committee  I  --
                                                            International
                                                            Bar  Association
                                                            (1995 to 1999).

--------------------------------------------------------------------------------

                                              TERM OF                                    NUMBER OF
                                             OFFICE AND            PRINCIPAL            PORFOLIOS IN         OTHER
                                POSITION(S)  LENGTH OF           OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS              HELD WITH       TIME              DURING THE            OVERSEEN BY         HELD BY
       AND AGE                     FUND       SERVED(1)         PAST FIVE YEARS           DIRECTOR          DIRECTOR
       -------                     ----       ---------         ---------------           --------          --------
DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Scott Fox(2)                  Director    December,      Chief Executive Officer          50        Mr. Fox is a Director
Aeltus Investment                            1997 to        (July 2001 to present),                    of IPC Financial
Management, Inc.                             present        President (April 2001 to                   Network, Inc. (January
10 State House Square                                       present), Director and                     2001 to present).
Hartford, Connecticut                                       Chief Operating Officer
Age: 47                                                     (April 1996 to present),
                                                            Aeltus Investment
                                                            Management, Inc.
                                                            Executive Vice President
                                                            (April 2001 to present),
                                                            Director and Chief
                                                            Operating Officer
                                                            (February 1995 to
                                                            present), Aeltus Capital
                                                            Inc. Formerly, Chief
                                                            Financial Officer (April
                                                            1996 to July 2001) and
                                                            Managing Director (April
                                                            1996 to April 2001),
                                                            Aeltus Investment
                                                            Management, Inc.; Chief
                                                            Financial Officer,
                                                            Managing Director
                                                            (February 1995 to April
                                                            2001), Aeltus Capital, Inc;
                                                            Senior Vice President --
                                                            Operations, Aetna Life
                                                            Insurance and Annuity
                                                            Company (March 1997 to
                                                            December 1997).

--------------------------------------------------------------------------------

                                              TERM OF                                    NUMBER OF
                                             OFFICE AND            PRINCIPAL            PORFOLIOS IN         OTHER
                                POSITION(S)  LENGTH OF           OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS              HELD WITH       TIME              DURING THE            OVERSEEN BY         HELD BY
       AND AGE                     FUND       SERVED(1)         PAST FIVE YEARS           DIRECTOR          DIRECTOR
       -------                     ----       ---------         ---------------           --------          --------
Thomas J. McInerney(3)           Director    April, 2002    Chief Executive Officer,         154       Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.                 to present     ING U.S. Financial                         Director/Trustee of Aeltus
Scottsdale, Arizona 85258                                   Services (September 2001                   Investment Management,
Age: 46                                                     to present); General                       Inc. (1997 to present); each
                                                            Manager and Chief                          of the Aetna Funds (Ap
                                                            Executive Officer, ING                     2002 to present); the
                                                            U.S. Worksite Financial                    Ameribest Life Insuran
                                                            Services (December 2000                    (2001 to present); Equitable
                                                            to present); Member, ING                   Life Insurance Co. (2001 to
                                                            Americas Executive                         present); First Columbine
                                                            Committee (2001 to                         Life Insurance Co. (2001 to
                                                            present); President, Chief                 present); Golden American
                                                            Executive Officer and                      Life Insurance Co. (2001 to
                                                            Director of Northern Life                  present); Life Insurance
                                                            Insurance Company                          Company of Georgia (2001
                                                            (2001 to present), ING                     to present); Midwestern
                                                            Aeltus Holding Company,                    United Life Insurance Co.
                                                            Inc. (2000 to present),                    (2001 to present); ReliaStar
                                                            ING Retail Holding                         Life Insurance Co. (2001 to
                                                            Company (2000 to                           present); Security Life of
                                                            present), ING Life                         Denver (2001 to present);
                                                            Insurance and Annuity                      Security Connecticut Life
                                                            Company (1997 to                           Insurance Co. (2001 to
                                                            present) and ING                           present); Southland Life
                                                            Retirement Holdings, Inc.                  Insurance Co. (2001 to
                                                            (1997 to present).                         present); USG Annuity and
                                                            Formerly, General                          Life Company (2001 to
                                                            Manager and Chief                          present); and United Life
                                                            Executive Officer, ING                     and Annuity Insurance Co.
                                                            Worksite Division                          Inc (March 2001 to present),
                                                            (December 2000 to                          and a Trustee of the GCG
                                                            October 2001), President,                  Trust (February 2002 to
                                                            ING-SCI, Inc. (August                      present). Mr. McInerney is a
                                                            1997 to December 2000);                    member of the Board of the
                                                            President, Aetna                           National Commission on
                                                            Financial Services                         Retirement Policy; the
                                                            (August 1997 to                            Governor's Council on
                                                            December 2000); Head of                    Economic Competitiveness
                                                            National Accounts, Core                    and Technology of
                                                            Sales and Marketing,                       Connecticut; the Board of
                                                            Aetna U.S. Healthcare                      Directors of the Connecticut
                                                            (April 1996 to March                       Business and Industry
                                                            1997); Head of Corporate                   Association; the Board of
                                                            Strategies, Aetna Inc.                     Trustees of the Bushnell; the
                                                            (July 1995 to April 1996)                  Board for the Connecticut
                                                            and has held a variety of                  Forum; and the Board of
                                                            line and corporate staff                   the Metro Hartford
                                                            positions since 1978.                      Chamber of Commerce; and
                                                                                                       is Chairman of Concerned
                                                                                                       Citizens for Effective
                                                                                                       Government.

----------
(1)  Directors serve until their successors are duly elected and qualified.
(2) Mr. Fox is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.
(3) Mr. McInerney is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act") because of his relationship with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                         TERM OF OFFICE                    OCCUPATION(S)
         NAME, ADDRESS                 POSITIONS          AND LENGTH OF                      DURING THE
            AND AGE                  HELD WITH FUND        SERVICE(1)                     LAST FIVE YEARS
            -------                  --------------        ----------                     ---------------
OFFICERS
James M. Hennessy                President, Chief          March 2002         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer,        to present         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258        and Chief                                    Services, LLC, ING Advisors, Inc., ING
Age: 53                          Operating Officer                            Investments, LLC, Lexington Funds
                                                                              Distributor, Inc., Express America T.C. Inc.
                                                                              and EAMC Liquidation Corp. (December
                                                                              2001 to present); Executive Vice
                                                                              President and Chief Operating Officer of
                                                                              ING Quantitative Management, Inc.
                                                                              (October 2001 to present) and ING Funds
                                                                              Distributor, LLC (June 2000 to present).
                                                                              Formerly, Senior Executive Vice President
                                                                              (June 2000 to December 2000) and
                                                                              Secretary (April 1995 to December 2000)
                                                                              of ING Capital Corporation, LLC, ING
                                                                              Funds Services, LLC, ING Investments,
                                                                              LLC, ING Advisors, Inc., Express America
                                                                              T.C. Inc., and EAMC Liquidation Corp.;
                                                                              and Executive Vice President, ING Capital
                                                                              Corporation, LLC and its affiliates (May
                                                                              1998 to June 2000) and Senior Vice
                                                                              President, ING Capital Corporation, LLC
                                                                              and its affiliates (April 1995 to April
                                                                              1998).

Stanley D. Vyner                 Executive Vice            March 2002         Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President                 to present         Inc. and ING Investments, LLC (July 2000
Scottsdale, Arizona 85258                                                     to present) and Chief Investment Officer
Age: 52                                                                       of the International Portfolios, ING
                                                                              Investments, LLC (July 1996 to present).
                                                                              Formerly, President and Chief Executive
                                                                              Officer of ING Investments, LLC (August
                                                                              1996 to August 2000).

Mary Lisanti                     Executive Vice            March 2002         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.     President                 to present         Investments, LLC and ING Advisors, Inc.
Scottsdale, Arizona 85258                                                     (November 1999 to present) and of ING
Age: 46                                                                       Quantitative Management, Inc. (July
                                                                              2000 to present); Chief Investment Officer
                                                                              of the Domestic Equity Portfolios, ING
                                                                              Investments, LLC (1999 to present).
                                                                              Formerly, Executive Vice President and
                                                                              Chief Investment Officer for the Domestic
                                                                              Equity Portfolios of Northstar Investment
                                                                              Management Corporation, whose name changed
                                                                              to Pilgrim Advisors, Inc. and subsequently
                                                                              became part of ING Investments, LLC (May
                                                                              1998 to October 1999); Portfolio Manager with
                                                                              Strong Capital Management (May 1996 to
                                                                              1998); a Managing Director and Head of
                                                                              Small- and Mid-Capitalization Equity Strategies
                                                                              at Bankers Trust Corp. (1993 to 1996).

Michael J. Roland                Executive Vice            March 2002         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President,                to present         Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258        Assistant Secretary                          Services, LLC, ING Funds Distributor, LLC,
Age: 44                          and                                          ING Advisors, Inc., ING Investments, LLC,
                                 Principal Financial                          ING Quantitative Management, Inc.,
                                 Officer                                      Lexington Funds Distributor, Inc., Express
                                                                              America T.C. Inc. and EAMC Liquidation
                                                                              Corp. (December 2001 to present).
                                                                              Formerly, Senior Vice President, ING
                                                                              Funds Services, LLC, ING Investments,
                                                                              LLC, and ING Funds Distributor, LLC (June
                                                                              1998 to December 2001) and Chief
                                                                              Financial Officer of Endeavor Group
                                                                              (April 1997 to June 1998).

--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                         TERM OF OFFICE                    OCCUPATION(S)
         NAME, ADDRESS                 POSITIONS          AND LENGTH OF                      DURING THE
            AND AGE                  HELD WITH FUND        SERVICE(1)                     LAST FIVE YEARS
            -------                  --------------        ----------                     ---------------
OFFICERS
Robert S. Naka                   Senior Vice               March 2002         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and             to present         Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258        Assistant Secretary                          Funds Distributor, LLC, ING Advisors, Inc.,
Age: 39                                                                       ING Investments, LLC, ING Quantitative
                                                                              Management, Inc. (October 2001 to present)
                                                                              and Lexington Funds Distributor, Inc.
                                                                              (December 2001 to present). Formerly, Vice
                                                                              President, ING Investments, LLC (April 1997
                                                                              to October 1999), ING Funds Services,
                                                                              LLC (February 1997 to August 1999) and
                                                                              Assistant Vice President, ING Funds Services,
                                                                              LLC (August 1995 to February 1997).

Robyn L. Ichilov                 Vice President and        March 2002         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer                 to present         (October 2001 to present) and ING
Scottsdale, Arizona 85258                                                     Investments, LLC (August 1997 to
Age: 35                                                                       present); Accounting Manager, ING
                                                                              Investments, LLC (November 1995 to present).

Kimberly A. Anderson             Vice President and        March 2002         Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.     Secretary                 to present         Management, Inc. (October 2001 to
Scottsdale, Arizona 85258                                                     present); Vice President and Assistant
Age: 38                                                                       Secretary of ING Funds Services, LLC, ING
                                                                              Funds Distributor, LLC, ING Advisors, Inc.,
                                                                              ING Investments, LLC (October 2001 to present)
                                                                              and Lexington Funds Distributor, Inc. (December
                                                                              2001 to present). Formerly, Assistant Vice
                                                                              President of ING Funds Services, LLC (November
                                                                              1999 to January 2001) and has held various
                                                                              other positions with ING Funds Services,
                                                                              LLC for more than the last five years.

Todd Modic                       Assistant Vice            April 2002         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President                 to present         Investments, LLC (March 2001 to present).
Scottsdale, Arizona 8525                                                      Formerly, Director of Financial Reporting,
Age: 34                                                                       Axient Communications, Inc. (May 2000 to
                                                                              January 2001) and Director of Finance,
                                                                              Rural/Metro Corporation (March 1995 to
                                                                              May 2000).

Maria M. Anderson                Assistant Vice            April 2002         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President                 to present         Services, LLC (October 2001 to present).
Scottsdale, Arizona 85258                                                     Formerly, Manager of Fund Accounting
Age: 44                                                                       and Fund Compliance, ING Investments,
                                                                              LLC (September 1999 to November 2001);
                                                                              Section Manager of Fund Accounting, Stein
                                                                              Roe Mutual Funds (July 1998 to August
                                                                              1999); and Financial Reporting Analyst,
                                                                              Stein Roe Mutual Funds (August 1997 to
                                                                              July 1998).

----------
(1) The officers hold office until the next annual meeting of the Directors and until their successors are duly elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                          DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                   ING Financial Services Fund
  ING International Fund                        ING Large Company Value Fund
  ING International Growth Fund                 ING MagnaCap Fund
  ING International SmallCap Growth Fund        ING Tax Efficient Equity Fund
  ING International Value Fund                  ING Value Opportunity Fund
  ING Precious Metals Fund                      ING SmallCap Value Fund
  ING Russia Fund                               ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                   DOMESTIC EQUITY AND INCOME FUNDS
  ING Global Technology Fund                    ING Equity and Bond Fund
  ING Global Real Estate Fund                   ING Convertible Fund
  ING Worldwide Growth Fund                     ING Balanced Fund
                                                ING Growth and Income Fund
DOMESTIC EQUITY FUNDS
  ING Growth Fund                             FIXED INCOME FUNDS
  ING Growth + Value Fund                       ING Bond Fund
  ING Growth Opportunities Fund                 ING Classic Money Market Fund*
  ING LargeCap Growth Fund                      ING Government Fund
  ING MidCap Opportunities Fund                 ING GNMA Income Fund
  ING Small Company Fund                        ING High Yield Opportunity Fund
  ING SmallCap Opportunities Fund               ING High Yield Bond Fund
  ING Technology Fund                           ING Intermediate Bond Fund
                                                ING Lexington Money Market Trust*
DOMESTIC EQUITY INDEX FUNDS                     ING National Tax Exempt Bond Fund
  ING Index Plus LargeCap Fund                  ING Money Market Fund*
  ING Index Plus MidCap Fund                    ING Aeltus Money Market Fund*
  ING Index Plus SmallCap Fund                  ING Strategic Bond Fund
  ING Research Enhanced Index Fund
                                              STRATEGIC ALLOCATION FUNDS
                                                ING Strategic Allocation Growth Fund
                                                ING Strategic Allocation Balanced Fund
                                                ING Strategic Allocation Income Fund

                                              LOAN PARTICIPATION FUNDS
                                                ING Prime Rate Trust
                                                ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109-3661

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                  AFINTLAR 1002-122002